OPERATING CONTEXT	12 Months Ended
Dec. 31, 2021
Operating Context
OPERATING CONTEXT

1.	OPERATING CONTEXT

a)       The Company

Companhia Energética de Minas Gerais (´Parent company’ or ‘Holding company’) is a listed corporation, with shares traded on the São Paulo Stock Exchange (‘B3’) at Corporate Governance Level 1; through ADRs on the New York Stock Exchange (‘NYSE’); and on the stock exchange of Madrid (‘Latibex’). The Company is a state-controlled mixed capital company controlled by the State of Minas Gerais. It is domiciled in Brazil, with head office at Avenida Barbacena 1200, Belo Horizonte, Minas Gerais. Along with its subsidiaries (collectively refer to as ‘Cemig’ or the ‘Company’), it is engaged in the commercialization of energy, in the construction and operation of infrastructure used in the generation, transformation, transmission, distribution and sale of energy, and also activities in the various fields of energy sector and gas distribution. In the third quarter of 2021, the Company began managing its commercialization business separately as part of its corporate business strategy.

Cemig consolidates subsidiaries and holds interest in jointly controlled entities and affiliates, all of which principal activities are construction and operation of systems of generation, distribution and sale of energy and gas (information in MWh not been examined by the external auditors) as follows:

Investments	Classification	Description
SUBSIDIARIES:
Cemig Geração e Transmissão S.A. (‘Cemig GT’ or ‘Cemig Geração e Transmissão’)	Subsidiary	Wholly-owned subsidiary engaged in the energy generation and transmission services. Its shares are listed in Brazil, but are not actively traded. Cemig GT has interests in 67 power plants (60 of which are hydroelectric, 6 are wind power and 1 is solar) and associated transmission lines, most of which are part of the Brazilian national generation and transmission grid system, with total installed generation capacity of 5,755 MW (5)
Cemig Baguari	Subsidiary	Corporation engaged in the production and sale of energy as an independent power producer and in interests in investees or joint operations that are engaged in the production and sale of energy in future projects.
Cemig Geração Três Marias S.A.	Subsidiary	Corporation engaged in the production and sale of energy as public service concession holder, by commercial operation of the Três Marias Hydroelectric Plant, and sale and trading of energy in the Free Market. This subsidiary has installed capacity of 396 MW (5), and guaranteed offtake level of 239 MW (5) average.

Investments	Classification	Description
Cemig Geração Salto Grande S.A.	Subsidiary	Corporation engaged in the production and sale of energy as public service concession holder, by commercial operation of the Salto Grande Hydroelectric Plant, and sale and trading of energy in the Free Market. This subsidiary has installed capacity of 102 MW (5), and guaranteed offtake level of 75 MW (5) average.
Cemig Geração Itutinga S.A.	Subsidiary	Corporation engaged in the production and sale of energy as public service concession holder, by commercial operation of the Itutinga Hydroelectric Plant, and sale and trading of energy in the Free Market. This subsidiary has installed capacity of 52 MW (4), and guaranteed offtake level of 28 MW (5) average.
Cemig Geração Camargos S.A.	Subsidiary	Corporation engaged in the production and sale of energy as public service concession holder, by commercial operation of the Camargos Hydroelectric Plant, and sale and trading of energy in the Free Market. This subsidiary has installed capacity of 46 MW (4), and guaranteed offtake level of 21 MW (5) average.
Cemig Geração Sul S.A.	Subsidiary	Corporation engaged in the production and sale of energy as public concession holder, by commercial operation of the Coronel Domiciano, Marmelos, Joasal, Paciência and Piau Small Hydroelectric Plants, and trading in energy in the Free Market. Aggregate installed generation capacity is 39.53 MW (5); guaranteed offtake level of 27.42 MW (5) average.
Cemig Geração Leste S.A.	Subsidiary	Corporation engaged in the production and sale of energy as public concession holder, by operation of the Dona Rita, Sinceridade, Neblina, Ervália, Tronqueiras and Peti Small Hydroelectric Plants, and trading in energy in the Free Market. Aggregate installed generation capacity of these plants is 35.16 MW (5); guaranteed offtake level of 18.64 MW (5) average.
Cemig Geração Oeste S.A.	Subsidiary	Corporation engaged in the production and sale of energy as public service concession holder, by commercial operation of the Gafanhoto, Cajuru and Martins Small Hydroelectric Plants, and sale and trading of energy in the Free Market. It has aggregate installed capacity of 28.90 MW (5), and guaranteed offtake level of 11.21 MW (5) average.
Rosal Energia S.A. (‘Rosal’)	Subsidiary	Corporation that holds the concession to generate and sell energy, operating the Rosal Hydroelectric Plant, on the border between the states of Rio de Janeiro and Espírito Santo.
Sá Carvalho S.A. (‘Sá Carvalho’)	Subsidiary	Corporation that holds the concession to generate and sell energy, operating the Sá Carvalho Hydroelectric Plant.
Horizontes Energia S.A. (‘Horizontes’)	Subsidiary	Corporation that is classified as an independent power producer operating the Machado Mineiro and Salto do Paraopeba Hydroelectric Plants in Minas Gerais; and the Salto do Voltão and Salto do Passo Velho Hydroelectric Plants, in the state of Santa Catarina.
Cemig PCH S.A. (‘PCH’)	Subsidiary	Corporation that is classified as an independent power producer operating the Pai Joaquim hydroelectric power plant.
Cemig Trading S.A. (‘Cemig Trading’)	Subsidiary	Corporation engaged in trading and intermediation of energy.
Empresa de Serviços e Comercialização de Energia Elétrica S.A.	Subsidiary	Corporation engaged in the production and sale of energy as an independent power producer, in future projects.
Cemig Geração Poço Fundo	Subsidiary	Corporation engaged in the production and sale of energy, as an independent producer, through construction and operation of the hydroelectric power plant Poço Fundo, located in Machado river, in the State of Minas Gerais.
Central Eólica Praias de Parajuru S.A. (‘Central Eólica Praias de Parajuru’)	Subsidiary	Corporation engaged in the production and sale of energy at the wind power plant of the same name in the northeastern Brazilian state of Ceará.
Central Eólica Volta do Rio S.A. (‘Central Eólica Volta do Rio’)	Subsidiary	Corporation engaged in the production and sale of energy at the wind power plant of the same name in Acaraú, northeastern Brazilian state of Ceará.
Cemig Distribuição S.A. (‘Cemig D’ or ‘Cemig Distribuição’)	Subsidiary	Wholly owned subsidiary, whose shares are listed in Brazil but are not actively traded; engaged in the distribution of energy through networks and distribution lines throughout almost the whole of Minas Gerais State.

Investments	Classification	Description
Companhia de Gás de Minas Gerais (‘Gasmig’)	Subsidiary	Corporation engaged in the acquisition, transportation and distribution of combustible gas or sub-products and derivatives, through a concession for the distribution of gas in the State of Minas Gerais.
Cemig Sim (‘Efficientia’)	Subsidiary	Corporation that provides energy efficiency and optimization services and energy solutions through studies and execution of projects; and services of operation and maintenance of energy supply facilities.
Companhia de Transmissão Centroeste de Minas (‘Centroeste’) (3)	Subsidiary	Corporation engaged in the construction, operation and maintenance of the Furnas-Pimenta transmission line — part of the national grid.
Sete Lagoas Transmissora de Energia S.A. (“SLTE”) (4)	Subsidiary	Energy transmission service concession, through construction, operation and maintenance of the energy transmission infrastructure of the Sete Lagoas 4 Substation in the city of Sete Lagoas, Minas Gerais.
JOINTLY CONTROLLED ENTITIES
Guanhães Energia S.A. (‘Guanhães Energia’) (1)	Jointly controlled entity	Corporation engaged in the production and sale of energy through building and commercial operation of the following Small Hydro Plants: Dores de Guanhães, Senhora do Porto and Jacaré, in the county of Dores de Guanhães; and Fortuna II, in the county of Virginópolis, in Minas Gerais.
LightGer S.A. (‘LightGer’) (1)	Jointly controlled entity	Corporation classified as independent power producer, formed to build and operate the Paracambi Small Hydro Plant (or PCH), on the Ribeirão das Lages river in the county of Paracambi, Rio de Janeiro State.
Usina Hidrelétrica Itaocara S.A. (‘UHE Itaocara’)	Jointly controlled entity	Corporation, comprising the partners of the UHE Itaocara Consortium, formed by Cemig GT and Itaocara Energia (of the Light group), responsible for construction of the Itaocara I Hydroelectric Plant.
Axxiom Soluções Tecnológicas S.A. (‘Axxiom’)	Jointly controlled entity	Unlisted corporation, providing technology and systems solutions for operational management of public service concession holders, including companies operating in energy, gas, water and sewerage, and other utilities. Jointly controlled by Light (51%) and Cemig (49%).
Hidrelétrica Cachoeirão S.A. (‘Cachoeirão’)	Jointly controlled entity	Production and sale of energy as an independent power producer, through the Cachoeirão hydroelectric power plant located at Pocrane, in the State of Minas Gerais.
Hidrelétrica Pipoca S.A. (‘Pipoca’)	Jointly controlled entity	Independent production of energy, through construction and commercial operation of the Pipoca Small Hydro Plant (SHP, or Pequena Central Hidrelétrica — PCH), on the Manhuaçu River, in the municipalities of Caratinga and Ipanema, in Minas Gerais State.
Retiro Baixo Energética S.A. (‘RBE’)	Jointly controlled entity	Corporation that holds the concession to operate the Retiro Baixo Hydroelectric Plant, on the Paraopeba River, in the São Francisco river basin, in the municipalities of Curvelo and Pompeu, in Minas Gerais.
Amazônia Energia Participações S.A (‘Amazônia Energia’)	Jointly controlled entity	Special-purpose company created by Cemig GT (74.50% ownership) and Light (25.50%), for acquisition of an equity interest of 9.77% in Norte Energia S.A. (‘Nesa’), the company holding the concession for the Belo Monte Hydroelectric Plant, on the Xingu River, in the Northern Brazilian State of Pará.
Aliança Norte Energia Participações S.A. (‘Aliança Norte’)	Jointly controlled entity	Special-purpose company created by Cemig GT (49% ownership) and Vale S.A. 51%, for acquisition of an equity interest of 9% in Norte Energia S.A. (‘Nesa’), the company holds the concession for the Belo Monte Hydroelectric Plant, on the Xingu River, in the Northern Brazilian State of Pará.
Baguari Energia S.A. (‘Baguari Energia’)	Jointly controlled entity	Corporation engaged in the construction, operation, maintenance and commercial operation of the Baguari Hydroelectric Plant, through participation in the UHE Baguari Consortium (Baguari Energia 49%, Baguari I (Neoenergia) 51%), on the Doce river in Governador Valadares, Minas Gerais.
Aliança Geração de Energia S.A. (‘Aliança’)	Jointly controlled entity	Unlisted company created by Cemig GT and Vale S.A. as a platform for consolidation of generation assets held by the two parties in generation consortia, and investments in future generation projects. For their shares, the two parties subscribed the following generation plant assets: Porto Estrela, Igarapava, Funil, Capim Branco I, Capim Branco II, Aimorés, and Candonga. With these assets Aliança has total installed generation capacity, in operation, of 1,257 MW (physical offtake guarantee 707 MW average). It also has other generation projects. Vale and Cemig GT respectively hold 55% and 45% of the total capital.
Transmissora Aliança de Energia Elétrica S.A. (‘TAESA’)	Jointly controlled entity	Corporation engaged in the construction, operation and maintenance of energy transmission facilities all states of Brazil through direct and indirect equity interests in investees

Investments	Classification	Description

UFV Janaúba Geração de Energia Elétrica Distribuída SA

UFV Corinto Geração de Energia Elétrica Distribuída SA

UFV Manga Geração de Energia Elétrica Distribuída SA

UFV Bonfinópolis II Geração de Energia Elétrica Distribuída SA

UFV Lagoa Grande Geração de Energia Elétrica Distribuída SA,

UFV Lontra Geração de Energia Elétrica Distribuída SA,

UFV Mato Verde Geração de Energia Elétrica Distribuída SA,

UFV Mirabela Geração de Energia Elétrica Distribuída SA,

UFV Porteirinha Geração de Energia Elétrica Distribuída SA and

UFV Porteirinha II Geração de Energia Elétrica Distribuída S.A.

UFV Brasilândia Geração de Energia Elétrica Distribuída S.A.

	Jointly controlled entity	Generation of electric power from photovoltaic solar sources to the Distributed Generation market (‘Geração Distribuída’), with total installed capacity of 53.61MWp. The wholly owned subsidiary Cemig Sim and Mori Energia holds 49% and 51% of the total equity, respectively.
Affiliated Company
Madeira Energia S.A. (‘Madeira’)	Affiliated company	Corporation engaged in the construction and commercial operation of the Santo Antônio Hydroelectric Plant, through its subsidiary Santo Antônio Energia S.A., in the basin of the Madeira river, in the State of Rondônia.
Ativas Datacenter S.A. (‘Ativas’)	Affiliated entity	Corporation engaged in the supply of IT and communication infrastructure services, including physical hosting and related services for medium-sized and large corporations.
FIP Melbourne (Usina de Santo Antônio)	Affiliated entity

Investment fund managed by Banco Modal S.A., whose objective is to seek appreciation of capital invested through acquisition of shares, convertible debentures or warrants issued by listed or unlisted companies, and/or other assets. This fund held 83% of the share capital of SAAG Investimentos S.A. (‘SAAG’), the objects of which are to own equity in Madeira Energia S.A. (‘Mesa’).

Jointly controlled entity held for sale:
Renova Energia S.A. (‘Renova Energia’) — In-Court Supervised Reorganization (2)	Jointly controlled entity	Listed company engaged in the development, construction and operation of plants generating power from renewable sources — wind power, small hydro plants (SHPs), and solar energy; trading of energy; and related activities, In-Court Supervised Reorganization. Renova is the owner of three Small Hydroelectric Plants, representing 5.7 MW of the total installed generation capacity of Cemig GT. In 2021 Cemig GT classified its equity interest in Renova as a non-current asset held for sale.

(1)	On December 9, 2021, Light signed a share purchase agreement with Brasal Energia S.A. for sale of its equity interest in Guanhães and LightGer, subject to the fullfilment of conditions precedent which are customary in a transaction of this nature. Brasal Energia S.A will join the existing shareholders’ agreements of these investees, complying fully with their terms.
(2)	On November 11, 2021, Cemig GT signed a Share Purchase Agreement to the sale of the whole equity interest held in Renova S.A and the assignment, for consideration, of all credits owed to Cemig GT by Renova Comercializadora de Energia S.A.. Thus the investment was classified as a non-current asset held for sale. For more information, see Note 32.
(3)	On November 24, 2021, a Cemig GT Extraordinary General Meeting approved an increase in its share capital through its Parent company subscription of the investment held in Centroeste, completing the corporate restructuring authorized by Cemig’s Board of Directors on February 12, 2021.
(4)	On December 23, 2021 Cemig completed acquisition of 100% of the equity in Sete Lagoas Transmissora de Energia S.A. (SLTE), for consideration of R$48. For more information please see Note 16 of these financial statements.
(5)	Information not examined by the external auditors.

Management has assessed the capacity of the Company to continue as a going concern, and believes that its operations will generate sufficient future cash flows to enable continuity of its businesses. In addition, Management is not aware of any material uncertainties that could generate significant doubts about its ability to continue as a going concern. Therefore, these financial statements have been prepared on a going concern basis.

b)	Sete Lagoas Transmissora de Energia S.A acquisition.

On December 23, 2021, the Company concluded the acquisition of 100% of the equity interest of Sete Lagoas Transmissora de Energia S.A. (SLTE) held by Cobra Brasil Serviços, Comunicações e Energia S.A and Cobra Instalaciones Y Servicios S.A. The consideration transferred was R$49. The investee’s identifiable net assets at the acquisition-date fair value was 53.

SLTE holds the concession for construction and operation of the Sete Lagoas 4 Substation, in Sete Lagoas, Minas Gerais. The concession term ends in June 2041.

The effects of the business combination in Company’s financial statements are presented in Note 16 (d).

c)    Covid-19

General Context

On March 11, 2020, the World Health Organization characterized Covid-19 as a pandemic, reinforcing the restrictive measures recommendations to prevent the virus dissemination worldwide. These measures are based, mainly, on social distancing, which have been causing major negative impact on entities, affecting their production process, interrupting their supply chains, causing workforce shortages and closing of stores and facilities, demanding the developing measures to handle the economic crisis and reduce any possible effect.

On March 23, 2020, the Company established the Coronavirus Crisis Management Committee (‘Comitê Diretor de Gestão da Crise do Coronavírus’) to ensure its readiness to making decisions because of the fast-changing situation, which became more widespread, complex and systemic.

Also, in connection with recommendations of the World Health Organization (WHO) and the Ministry of Health, aiming to contribute to the population and Brazilian authorities’ efforts to prevent the disease outbreak, the Company has implemented an operational contingency plan and several precautionary measures to keep its employees healthy and safe, including: security and health technicians contacting operational staff on a daily basis; interacting daily with subcontractors Social Service department to monitor the evolution of suspicious cases; changing the schedule to prevent gatherings; restricting national and international travel; suspending technical visits and events at Company’s facilities; using remote means of communication; adopting work-from-home policies for a substantial number of employees, which are gradually returning to work in-person until January, 2022, providing face masks for employees in external service or in service into its facilities, and requiring outsourcings providers to put the same procedures in place.

The Company also adopted the follow measures in order to contribute with society:

■	Flexible terms for the flow of payments and installments of amounts collected from clients, under the programs launched by the Company during 2020;
■	Launch, on April 20, 2021, of a campaign for negotiation enabling payment by low-voltage commercial customers in default in up to 12 monthly installments without interest, including exemption for 45 days from inflation updating not yet posted on invoices, aiming to keep the payment flow from small traders and services sector, to ensure their sustainability and contribute to their survival in the most critical period of the pandemic;
■	Joining of the civil society movement named ‘Unidos Pela Vacina’ (‘United for the Vaccine’), in order to collaborate effectively with the process of vaccination in the State of Minas Gerais, providing direct support to 425 municipalities. The Company’s participation took the form of voluntary involvement by its employees in support for transport and professional traveling to various municipalities to deliver vaccines to rural regions, including people who were bedridden, as well as the donation of R$3, to promote access to the vaccine to combat Covid-19 in municipalities of the State.

Impact of Covid-19 on Financial Statements

Since March, 2020, the Company has been monitoring the COVID-19 pandemic impact on its business and the market in which it operates. The Company has implemented a series of precautionary measures to protect the health of its employees and to prevent the spread of the novel coronavirus in its operational and administrative facilities. The measures are in accordance with the recommendations of World Health Organization (WHO) and Brazilian Ministry of Health and aim to contribute with the populations and Brazilian authorities efforts, in order to prevent the virus dissemination.

Facing great challenges because of the pandemic, Cemig has shown operational resilience and sustainability, enabling quality energy supply to society, ensuring the provision of uninterrupted service to hospitals and other public services. As an integrated Company, coordinated by diversified business in the energy generation, transmission, sale and distribution sectors, the Company maintains its solidity, with stable financial performance, allowing for risk reduction in negative scenarios.

As of December 31, 2021, from the observation of the pandemic’s economic effects, the Company assessed the assumptions used for calculating fair value and recoverable amount of certain financial and non-financial assets, as follows:

■	The subsidiary Cemig GT assessed whether the greater pressure on the exchange rate, combined with a lack of financial market liquidity, will have a negative impact on debt and derivative financial instruments hired to protect its operations against the risks arising from foreign exchange rate changes. At this point, given the current market conditions, the exposure to the exchange variation of the debt principal and the change in derivative instrument’s fair value, based on the forecasts of future interest and exchanges rates, and the semiannual settlement of derivatives instruments, resulting in a net loss of R$892 in 2021. The long-term projections carried out for the foreign exchange rate are lower than the current dollar quotation, which may represent a decrease in Company’s foreign exchange variation expense, if the projected scenario occurs. Seeking to diligently manage its liabilities, and reducing its liquidity risk and exposure to the US dollar, on August 05, 2021, Cemig GT launched its Cash Tender Offer to acquire its debt securities issued in the external market, maturing in 2024, with 9.25% annual coupon, until an amount of US$500. Additionally, on June 7 and 8, 2021 the hedge transactions contracted were partially settled, for a volume of US$500. This resulted in a reported gain in favor of the Company of US$774. For more details, see note 31 (b).

■	In measuring the expected loss from doubtful receivables, the Company assessed the circumstances of the Covid-19 pandemic, and the measures taken to reduce the impact of the economic retraction on default. The Company has intensified measures to mitigate risks of default, with a specific campaign of negotiation with clients, individual collections through the courts, expansions of the channels for negotiation, and diversification of means of payment. The company believes that the measures adopted mitigated the effects of the economic crisis on collection of receivables. Aneel Resolution 928 and 936 extended the rule on suspension of supply of energy to the low-income sub-category of residential users, and certain other customers until December 31, 2021.
■	Management’s assumptions applied to determine the recoverable amount of the relevant investments in subsidiaries, joint-controlled entities and associates were not influenced significantly by the Covid-19 situation, since these investees’ cash flows are mainly related to long-term rights to commercial operation of the regulated activity. Therefore, no impairment losses were recognized to its investments in subsidiaries, joint-controlled entities and associates due to the economic crisis.
■	Despite the uncertainties related to the crisis unfolding and its potential long-term effects, the Company does not expect that the negative impact on its projections of likely future taxable profits might compromise the recoverability of its deferred tax assets.
■	The Company assessed the interest rates and discount rates that are the basis for calculation of Post-employment obligations and believes that these are not significantly affected by macroeconomic issues in the short and medium term, since the main assumptions used are long-term.
■	The Company also reviewed the financial assets and liabilities measured at fair value to reflect the conditions and current rates projected, which impacts are presented in Note 31.
■	In the energy market, the volume of energy sold to captive customers, and transported for Free Customers and distributors with access to Cemig D’s networks, was up 5.1% from January to December of 2021, compared to the same period of 2020, reflecting the easing of social isolation requirements. This increase has two components: consumption by the captive market 0.6% higher, and use of the network by Free Customers 10.3% higher.

The impacts of the Covid-19 pandemic disclosed in these financial statements were based on the Company’s best estimates and significant long-term effects are not expected.